Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Put options [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 4	$ 1
Stated amount	$ 600	$ 695
Average exchange rate	3.4	3.6
Put options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 45	$ 3
Average exchange rate	1.1	114.3
Put options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 15
Average exchange rate	1.3
Put options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 1	$ 11
Average exchange rate	108.5	1.3
Call options [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (15)
Stated amount	$ 440	$ 695
Average exchange rate	3.4	3.6
Call options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 45	$ 3
Average exchange rate	1.1	114.3
Call options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 0
Stated amount		$ 11
Average exchange rate		1.3
Swap contract [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 57	$ 15
Stated amount	$ 482	$ 486
Average exchange rate	3.7	3.7
Swap contract [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (3)
Stated amount	$ 447
Average exchange rate	1.1
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (6)	$ 0
Stated amount	150	250
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	(3)	(1)
Stated amount	447	334
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	57	15
Stated amount	482	486
Forward contracts [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	0	2
Stated amount	$ 309	$ 352
Average exchange rate	3.5	3.7
Forward contracts [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 2
Stated amount	$ 61	$ 86
Average exchange rate	1.1	1.2
Forward contracts [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 1
Stated amount		$ 19
Average exchange rate		0.9
Forward contracts [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 33	$ 32
Average exchange rate	1.3	1.3
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 28	$ 29
Average exchange rate	7.1	6.5
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 4	$ 0
Stated amount	$ 56	$ 37
Average exchange rate	0.9	0